Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Current Assets
Cash and Cash Equivalents	$ 1,262	$ 4,524
Accounts Receivable and Accrued Revenues	4,534	3,473
Income Tax Receivable	133	121
Inventories	4,816	4,312
Total Current Assets	10,745	12,430
Restricted Cash	209	209
Exploration and Evaluation Assets, Net	796	685
Property, Plant and Equipment, Net	36,727	36,499
Right-of-Use Assets, Net	1,738	1,845
Income Tax Receivable	25	25
Investments in Equity-Accounted Affiliates	356	365
Other Assets	266	342
Deferred Income Taxes	642	546
Goodwill	2,923	2,923
Total Assets	54,427	55,869
Current Liabilities
Accounts Payable and Accrued Liabilities	6,435	6,124
Income Tax Payable	146	1,211
Short-Term Borrowings	14	115
Lease Liabilities	315	308
Contingent Payments	295	263
Total Current Liabilities	7,205	8,021
Long-Term Debt	7,224	8,691
Lease Liabilities	2,418	2,528
Contingent Payments	0	156
Decommissioning Liabilities	3,603	3,559
Other Liabilities	1,183	1,042
Deferred Income Taxes	3,967	4,283
Total Liabilities	25,600	28,280
Shareholders’ Equity	28,814	27,576
Non-Controlling Interest	13	13
Total Liabilities and Equity	$ 54,427	$ 55,869